SUPPLEMENT TO THE  FIDELITY(registered trademark) CAPITAL
APPRECIATION FUND   DECEMBER 30, 1998 PROSPECTUS

       SHAREHOLDER MEETING.    On or about January 19, 2000, a meeting
of the shareholders of Fidelity Capital Appreciation Fund will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on November 22, 1999 are entitled to vote at the meeting. Included in the modifications are proposals to revise the management fee calculation for the fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustment calculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

SUPPLEMENT TO THE
FIDELITY(registered trademark) DISCIPLINED EQUITY FUND,
FIDELITY STOCK SELECTOR, AND
FIDELITY TECHNOQUANTSM GROWTH FUND
DECEMBER 30, 1998 PROSPECTUS

   SHAREHOLDER MEETING. On or about January 19, 2000, a meeting of the shareholders of Fidelity Disciplined Equity Fund, Fidelity Stock Selector, and Fidelity TechnoQuant Growth Fund will be held to approve various proposals, including modifications to each fund's management contract. Shareholders of record on November 22, 1999 are entitled to vote at the meeting. Included in the modifications are proposals to revise the management fee calculation for each fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustment calculation for Fidelity Disciplined Equity Fund and Fidelity Stock Selector by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of each fund, to modify each fund's management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Performance" section on page 6.

STOCK SELECTOR

Calendar Years              1991    1992    1993    1994   1995    1996    1997

                            45.94%  15.42%  13.97%  0.77%  36.47%  17.12%  28.88%



Percentage (%)

Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 45.94
Row: 5, Col: 1, Value: 15.42
Row: 6, Col: 1, Value: 13.97
Row: 7, Col: 1, Value: 0.77
Row: 8, Col: 1, Value: 36.47
Row: 9, Col: 1, Value: 17.12
Row: 10, Col: 1, Value: 28.88

DURING THE PERIODS SHOWN IN THE CHART FOR STOCK SELECTOR, THE HIGHEST RETURN FOR A QUARTER WAS 25.09% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -2.01% (QUARTER ENDING JUNE 30,
1992).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1998 FOR STOCK SELECTOR
WAS -4.20%.


SUPPLEMENT TO
THE FIDELITY(registered trademark) VALUE FUND DECEMBER 30, 1998
PROSPECTUS

SHAREHOLDER MEETING.    On or about January 19, 2000, a meeting of the
shareholders of Fidelity Value Fund will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on November 22, 1999 are entitled to vote at the meeting. Included in the modifications are proposals to revise the management fee calculation for the fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustmentcalculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.